Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents

21       Cash and cash equivalents

	At December 31,
	2019	2018
Cash to be deposited	2,320	3,488
Cash at banks	116,413	181,972
Time deposits	35,502	31,879
Other cash equivalents	41,461	27,526
	195,696	244,865

The Group operates with investment grade - financial institutions.

For the purposes of the cash flow statement, cash and cash equivalents include the following:

	At December 31,
	2019	2018	2017
Cash and cash equivalents	195,696	244,865	221,601
	195,696	244,865	221,601

The cash flow statement does not include those transactions that have not represented cash inflows or outflows implied flow of funds.